Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2012				2011
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$67,585	$0	$0	$67,585	$49,273	$0	$0	$49,273
Available-for-sale equity securities[1]	102,493	33,530	0	136,023	128,611	30,928	0	159,539
Trading securities—equity	9,194	16,776	0	25,970	10,805	18,653	0	29,458
Trading securities—debt	614	28,436	0	29,050	216	83,831	0	84,047
Foreign currency forward contract	0	158	0	158	0	55	0	55
Total financial assets	$179,886	$78,900	$0	$258,786	$188,905	$133,467	$0	$322,372
Financial Liabilities
Interest rate swap	$0	$11,178	$0	$11,178	$0	$15,241	$0	$15,241
Acquisition-related future consideration liabilities	0	0	11,759	11,759	0	0	13,404	13,404
Other[2]	1,015	0	0	1,015	0	245	0	245
Total financial liabilities	$1,015	$11,178	$11,759	$23,952	$0	$15,486	$13,404	$28,890

1
Previously reported fair value measurements as of December 31, 2011 have been restated herein to reflect as Level 2 the fair value measurement of an investment in a mutual fund that is not traded in an active exchange market but for which net asset value was used as a practical expedient to estimate fair value. The entire balance in Level 2 as of December 31, 2011 had previously been listed as Level 1.

2	Amounts include investments sold short within sponsored investment products and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

Reconciliation of the beginning and ending fair value measurements of a Level 3 financial liability
The following table presents a reconciliation of the beginning and ending fair value measurements of Federated’s liability for future consideration payments related to these acquisitions for each year presented:

in thousands	2012	2011	2010
Beginning balance	$13,404	$20,058	$0
New acquisition adjustment[1]	3,361	(2,600)	20,058
Changes in fair value[2]	(793)	900	0
Contingent consideration payments	(4,213)	(4,954)	0
Ending balance	$11,759	$13,404	$20,058

1
Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.

2	Amounts primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.